Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Machinery and equipment	345,721	699,451
EV Chargers	737,191	1,275,011
Office and electronic equipment	540,133	578,972
Software	18,347	18,424
Leasehold improvement	633,569	768,024
Vehicle	78,681	78,681
Constructions in progress	165,327	331,251
Property and Equipment	2,518,969	3,749,814
Less: Accumulated depreciation	(1,549,762)	(1,716,302)
Property and Equipment, net	969,207	2,033,512

Depreciation expenses were US$120,552 and US$166,540 for the six months ended June 30, 2024 and 2025, respectively.